LIQUIDITY AND CAPITAL RESOURCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Going Concern [Line Items]
Liabilities in excess of assets	¥ 154,917
Equity	146,682		¥ 141,154	¥ 163,596	$ 23,018	¥ 262,771
Unrestricted cash and cash equivalents	157,399		118,821	157,600	24,699
Short term investments, available for sale	15,764		117,854		$ 2,474
Net Cash Provided by (Used in) Operating Activities	(15,934)	$ (2,500)	¥ 4,812	¥ (10,210)
Consolidated variable interest entity without recourse
Going Concern [Line Items]
Short term investments, available for sale	15,764
Short-term investments, held to maturity	¥ 2,000